Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Balance at beginning of year			₨ 913,434
On account of business combination			723,529
Balance at end of year		$ 27,449	2,344,983	₨ 913,434
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			285,939
Balance at end of year			367,708	285,939
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Agent / Supplier Relationships [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year			132,937
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			17,958
Balance at end of year			191,563	17,958
Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year			304,213
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			528,191
Balance at end of year			1,251,720	528,191
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			81,346
Balance at end of year			96,842	81,346
Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			4,606,691	4,349,316
Additions			517,575	473,766
Disposals			(248,888)	(216,391)
Effects of movements in foreign exchange rates
On account of business combination			1,369,544
Balance at end of year			6,244,922	4,606,691
Noncompete agreements [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			2,795,032	2,575,731
Additions			253,191	219,301
Disposals
Effects of movements in foreign exchange rates
On account of business combination			2,529
Balance at end of year			3,050,752	2,795,032
Noncompete agreements [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			59,209	59,209
Additions
Disposals
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination
Balance at end of year			59,209	59,209
Noncompete agreements [Member] | Agent / Supplier Relationships [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			222,169	222,169
Additions
Disposals
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination			138,030
Balance at end of year			360,199	222,169
Noncompete agreements [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			140,336	140,336
Additions
Disposals
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination			189,586
Balance at end of year			329,922	140,336
Noncompete agreements [Member] | Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			22,171	22,171
Additions
Disposals
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination
Balance at end of year			22,171	22,171
Noncompete agreements [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			271,329	271,329
Additions
Disposals
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination			315,870
Balance at end of year			587,199	271,329
Noncompete agreements [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			1,015,099	1,015,099
Additions
Disposals
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination			723,529
Balance at end of year			1,738,628	1,015,099
Noncompete agreements [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			81,346	43,272
Additions			264,384	254,465
Disposals	[1]		(248,888)	(216,391)
Charge for the year
Effects of movements in foreign exchange rates
On account of business combination
Balance at end of year			96,842	81,346
Amortisation and Impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			3,693,257	3,570,337
Disposals
Charge for the year			206,682	122,920
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			3,899,939	3,693,257
Amortisation and Impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			2,509,093	2,395,502
Disposals
Charge for the year			173,951	113,591
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			2,683,044	2,509,093
Amortisation and Impairment [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			59,209	59,209
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			59,209	59,209
Amortisation and Impairment [member] | Agent / Supplier Relationships [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			222,169	222,169
Disposals
Charge for the year			5,093
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			227,262	222,169
Amortisation and Impairment [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			122,378	113,399
Disposals
Charge for the year			15,981	8,979
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			138,359	122,378
Amortisation and Impairment [member] | Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			22,171	21,821
Disposals
Charge for the year				350
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			22,171	22,171
Amortisation and Impairment [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			271,329	271,329
Disposals
Charge for the year			11,657
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			282,986	271,329
Amortisation and Impairment [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			486,908	486,908
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year			486,908	486,908
Amortisation and Impairment [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year

[1]	Intangible assets capitalized during the year.